Schedule of Investments (unaudited) December 31, 2019	iShares® Currency Hedged JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.3%
iShares JPX-Nikkei 400 ETF(a)	47,095	$3,003,837

Total Investment Companies — 100.3% (Cost: $2,795,356)		3,003,837

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(a)(b)	1,000	1,000

Total Short-Term Investments — 0.0% (Cost: $1,000)		1,000

Total Investments in Securities — 100.3% (Cost: $2,796,356)		3,004,837

Other Assets, Less Liabilities — (0.3)%		(9,317)

Net Assets — 100.0%		$2,995,520

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased	Shares Sold		Shares Held at 12/31/19	Value at 12/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,374	—	(374	)(b)	1,000	$1,000	$24	$—	$—
iShares JPX-Nikkei 400 ETF	46,892	3,610	(3,407)		47,095	3,003,837	57,546	(20,707)	237,181

						$3,004,837	$57,570	$(20,707)	$237,181

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	335,944,000	USD	3,082,002	MS	01/08/20	$10,023
JPY	5,770,000	USD	53,175	MS	02/04/20	10

						10,033

USD	3,081,535	JPY	335,944,000	MS	01/08/20	(10,490)
USD	3,049,731	JPY	331,926,000	MS	02/04/20	(9,826)

						(20,316)

	Net unrealized depreciation					$(10,283)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Currency Hedged JPX-Nikkei 400 ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$3,003,837	$—	$—	$3,003,837
Money Market Funds	1,000	—	—	1,000

	$3,004,837	$—	$—	$3,004,837

Derivative financial instruments
Assets
Forward Foreign Currency Exchange Contracts	$—	$10,033	$—	$10,033
Liabilities
Forward Foreign Currency Exchange Contracts	—	(20,316)	—	(20,316)

	$—	$(10,283)	$—	$(10,283)

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

JPY	Japanese Yen

USD	United States Dollar

2